CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income / (loss)	$ (52,895)	$ 3,819	$ (149,014)
Other comprehensive income / (loss) (Actuarial gain / (loss))	51	26	(25)
Comprehensive income / (loss)	$ (52,844)	$ 3,845	$ (149,039)